FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash and cash equivalents	$ 108,111	$ 97,336	$ 30,221	$ 63,154
Amounts due from a related party	4,653
Prepaid expenses and other current assets	62,659	44,031
Total current assets	305,703	278,665
Property and equipment, net	130,170	105,022
Rental deposit and other non-current assets	13,565	10,238
TOTAL ASSETS	803,641	499,001
Current liabilities:
Accrued expenses and other current liabilities	47,404	36,790
Total current liabilities	199,000	163,147
Equity:
Additional paid-in capital	436,746	419,862
Accumulated other comprehensive income/(loss)	(7,577)	3,936
Total iKang Healthcare Group, Inc. shareholders' equity	342,826	319,130
TOTAL LIABILITIES AND EQUITY	803,641	499,001
PARENT COMPANY
Current assets:
Cash and cash equivalents	1,995	55,883	13,937	47,290
Amounts due from a related party	156,038	127,694
Prepaid expenses and other current assets	715	1,488
Total current assets	158,748	185,065
Investment in subsidiaries and VIE entities	181,858	136,670
Rental deposit and other non-current assets	5,740	740
TOTAL ASSETS	346,346	322,475
Current liabilities:
Accrued expenses and other current liabilities	1,658	2,151
Amount due to related party	1,862	1,194
Total current liabilities	3,520	3,345
Equity:
Additional paid-in capital	436,746	419,862
Accumulated deficit	(86,686)	(105,011)
Accumulated other comprehensive income/(loss)	(7,577)	3,936
Total iKang Healthcare Group, Inc. shareholders' equity	342,826	319,130	$ (126,957)	$ (124,195)
TOTAL LIABILITIES AND EQUITY	346,346	322,475
Class A common shares
Equity:
Common shares	335	335
Class A common shares | PARENT COMPANY
Equity:
Common shares	335	335
Class C common shares
Equity:
Common shares	8	8
Class C common shares | PARENT COMPANY
Equity:
Common shares	$ 8	$ 8